GS MORTGAGE SECURITIES CORP

Exhibit 99.2 - Schedule 3

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	685446	Closed	2025-12-30 22:57	2026-01-28 06:16	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Property insurance - Seller-XX/XX/XXXX

Counter-Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX Insurance provided is only fire insurance. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Insurance attached shows $XXXX year which is $XXX.XX a month - Seller-XX/XX/XXXX

Counter-Final HUD-X reflects Monthly Insurance premium of $XXX.XX whereas the uploaded HoX policy reflects Monthly premium of $XXX.XX. Provide updated Hazard Insurance policy
 - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. borrowers previous insurance - Seller-XX/XX/XXXX

														Open-Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX HOI effective date XX-XX-XXXX after note date XX-XX-XXXX. Provide HOI with effective date on or before closing date/ disbursement date - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Property insurance - Seller-XX/XX/XXXX Ready for Review-Document Uploaded. Insurance attached shows $XXXX year which is $XXX.XX a month - Seller-XX/XX/XXXX Ready for Review-Document Uploaded. borrowers previous insurance - Seller-XX/XX/XXXX	Resolved-Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXXX XXXXXXXX XXXXXXXXX.XXX_XXXXX_ XXXXXXXXX XXXXXXXX XXXXXXXXX XXXXXX.XXX_XXXXX_ XXXXXXXXX XXXXXXXX XXXXXXXXX XXXXXX (X).XXX			XX	Investment	Refinance	Cash Out - Other	6865538	N/A	N/A
XXXX	685446			Closed	2025-12-30 23:06	2026-01-07 23:38	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Provided Fraud shows All Fraud Report Alerts have been cleared or None Exist. - Due Diligence Vendor-XX/XX/XXXX Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Cleared alerts - Seller-XX/XX/XXXX Open-Fraud Report Shows Uncleared Alerts Per the GL XX.XX.XXXX page # XX a clear fraud report is required. The fraud report in file (page # XXX) is showing X high uncleared alert. The required cleared report is missing. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Cleared alerts - Seller-XX/XX/XXXX	Resolved-Provided Fraud shows All Fraud Report Alerts have been cleared or None Exist. - Due Diligence Vendor-XX/XX/XXXX Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXXX XXXXXXX XXXXXX.XXX			XX	Investment	Refinance	Cash Out - Other	6865622	N/A	N/A
XXXX	685446			Closed	2025-12-31 00:23	2026-01-05 23:40	Resolved	1 - Information	C	A	Credit	Doc Issue	HUD/Closing Statement not signed by Borrower or Title Agent	Resolved-Executed copy of Settlement Statement uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Final HUDX signed by all parties - Seller-XX/XX/XXXX Open-One in file Settlement agent signature is missing. Provide final HUD X with Settlement agent signature. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Final HUDX signed by all parties - Seller-XX/XX/XXXX	Resolved-Executed copy of Settlement Statement uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX XXXX (X).XXX			XX	Investment	Refinance	Cash Out - Other	6866095	N/A	N/A
XXXX	683856			Closed	2026-01-18 00:42	2026-02-05 17:45	Acknowledged	2 - Non-Material	D	B	Credit	Credit	Spousal Consent Missing	Acknowledged-In XX, XX, XX, XX, XX, XX, XX, when a personal guaranty is present, then evidence of spousal consent is also required. Client Acknowledges - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-In XX, XX, XX, XX, XX, XX, XX, when a personal guaranty is present, then evidence of spousal consent is also required. Client Acknowledges - Due Diligence Vendor-XX/XX/XXXX				XX	Investment	Refinance	Cash Out - Other	7155528	Originator Post-Close	No
XXXX	683856			Closed	2026-01-22 08:05	2026-01-27 07:56	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 or Final Settlement Statement Document is Missing	Resolved-Document Uploaded. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-Provide updated HUDX as the one in file doesn't show Xst lien being paid off. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Document Uploaded. - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXXXX XXX XX XXXXXXX XXXXXXXXX.XXX			XX	Investment	Refinance	Cash Out - Other	7240960	N/A	N/A
XXXX	683856			Closed	2026-01-18 01:00	2026-01-26 03:08	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Requested alerts cleared fraud report provided, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. cleared alerts - Seller-XX/XX/XXXX Open-Fraud Report Shows Uncleared Alerts Per the GL XX.XX.XXXX page # XX a clear fraud report is required. The fraud report in file (page # XXX) is showing X high and X medium uncleared alert. The required cleared report is missing. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. cleared alerts - Seller-XX/XX/XXXX	Resolved-Requested alerts cleared fraud report provided, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXXXXXX XXXXXX.XXX			XX	Investment	Refinance	Cash Out - Other	7155568	N/A	N/A
XXXX	683061			Closed	2026-01-25 09:03	2026-02-06 14:28	Resolved	1 - Information	C	A	Credit	Debt	Mortgage history for primary residence less than 12 months	Resolved-Received property report free and clear. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Property Profile - Seller-XX/XX/XXXX Open-Need property report for primary residence to confirm primary is free and clear. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Property Profile - Seller-XX/XX/XXXX	Resolved-Received property report free and clear. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX XXXXXXX.XXX			XX	Investment	Purchase	NA	7284222	N/A	N/A
XXXX	682266	Closed	2026-01-26 16:09	2026-02-04 05:38	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 or Final Settlement Statement Document is Missing	Resolved-Received final hud updated Hud and Respa page. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Final HUD-X Document is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Final ALTA Settlement Statement - Seller-XX/XX/XXXX

Counter-Need docs that shows what borrower received or paid at closing   - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. This is a DSCR loan so title does not issue a HUD, attached please find the title company's Ledger showing payoffs - Seller-XX/XX/XXXX

														Open-Final HUD-X Document is Missing. Based on docs there is a lien that is liens being paid off at closing. Hud in file shows borrower received over XXXk at closing. Need the signed executed final Hud - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Final ALTA Settlement Statement - Seller-XX/XX/XXXX Ready for Review-Document Uploaded. This is a DSCR loan so title does not issue a HUD, attached please find the title company's Ledger showing payoffs - Seller-XX/XX/XXXX	Resolved-Received final hud updated Hud and Respa page. - Due Diligence Vendor-XX/XX/XXXX Resolved-Final HUD-X Document is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXXX	XXXXXX XXXXXX XXXXXX XXXXXXX.XXX_XXXXX_ XXXX XXXXX XX XXXXXXXX'X XXXXXXXXX.XXX			XX	Investment	Refinance	No Cash Out - Borrower Initiated	7304412	N/A	N/A
XXXX	682266			Closed	2026-01-26 16:26	2026-01-29 06:03	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. The Lease attached is for a Short Term rental so this is an estimate year amount - Seller-XX/XX/XXXX Open-Lease is missing for the property. One in file does not provide the actual rents. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. The Lease attached is for a Short Term rental so this is an estimate year amount - Seller-XX/XX/XXXX	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXXX XXXXX.XXX_XXXXX_ XXXXX XXXXXXXX XXXX XXXXXX XXX XXXXX XXXX XXXXXX.XXX			XX	Investment	Refinance	No Cash Out - Borrower Initiated	7304718	N/A	N/A
XXXX	681471			Closed	2026-02-10 12:54	2026-02-11 10:28	Resolved	1 - Information	C	A	Credit	Credit	Deficient subject rental income documentation.	Resolved-Rent ledger provided is for new lease with deposit and January XXXX paid. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Proof of rents paid for the main home and ADU - Seller-XX/XX/XXXX Open-Provide X months proof of rental payment per GL X.X.X.X for $X,XXX. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Proof of rents paid for the main home and ADU - Seller-XX/XX/XXXX	Resolved-Rent ledger provided is for new lease with deposit and January XXXX paid. - Due Diligence Vendor-XX/XX/XXXX	XXXXX XX XXXXX XXXX.XXX			XX	Investment	Refinance	No Cash Out - Borrower Initiated	7544077	N/A	N/A
XXXX	680676			Closed	2026-02-10 05:53	2026-02-11 10:26	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Cleared Alerts - Seller-XX/XX/XXXX Open-Fraud Report Shows Uncleared Alerts Per the GL XX-XX-XXXX page # XX a clear fraud report is required. The Fraud report in file (page #XXX) is showing high X uncleared alert. The required cleared Fraud report is missing. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XX/XX/XXXX	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XX/XX/XXXX	XXXXXXX XXXXXX.XXX			XX	Investment	Refinance	No Cash Out - Borrower Initiated	7532959	N/A	N/A
XXXX	679881	Closed	2026-02-10 14:13	2026-02-11 12:43	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 or Final Settlement Statement Document is Missing	Resolved-received explanation from client. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-I called the Settlement Agent and spoke with the Escrow Officer, XXXXX XXX to get clarification.
The Settlement Date X/X is the day borrowers signed docs and XX funded the loan (hence PPI starting on X/X)
The Disbursement Date X/X is the day title was able to disburse the funds received.  This occurred X/X the day after funding because borrowers did not sign until late on X/X, so that was the soonest title could disburse.
The dates on the FSS are correct.  Please review to clear.
 - Seller-XX/XX/XXXX

Counter-received final HUD-X, Disbursement date at top is X/X/XX, prepaid interest date is X/X/XX - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Amended Borrower statement - Seller-XX/XX/XXXX

Open-Final HUD-X Document is Preliminary/Estimated Only. Final HUD X in file is not legible (pages cut in half) - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-I called the Settlement Agent and spoke with the Escrow Officer, XXXXX XXX to get clarification.
The Settlement Date X/X is the day borrowers signed docs and XX funded the loan (hence PPI starting on X/X)
The Disbursement Date X/X is the day title was able to disburse the funds received.  This occurred X/X the day after funding because borrowers did not sign until late on X/X, so that was the soonest title could disburse.
The dates on the FSS are correct.  Please review to clear.
 - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded. Amended Borrower statement - Seller-XX/XX/XXXX

																Resolved-received explanation from client. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXX XXXXXXXX XXXXXXXXX (XX).XXX			XX	Investment	Refinance	No Cash Out - Borrower Initiated	7545367	N/A	N/A